N-4	Apr. 19, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	FS VARIABLE SEPARATE ACCOUNT
Entity Central Index Key	0000931344
Entity Investment Company Type	N-4
Document Period End Date	Apr. 19, 2024
Amendment Flag	false
Polaris Platinum O-Series (NY) (Ver 1) 333-178843 | PolarisIncomeBuilderDailyFlexOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Platinum O-Series (NY) (Ver 1) 333-178843 | PolarisIncomeBuilderDailyFlexTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%